DAY HAGAN LOGIX TACTICAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 89.7%
	ADVERTISING & MARKETING - 5.0%
13,000	Interpublic Group of Companies, Inc.	$ 476,710
14,500	Omnicom Group, Inc.	1,050,670
		1,527,380
	AEROSPACE & DEFENSE - 6.0%
4,200	General Dynamics Corporation	823,326
2,840	Lockheed Martin Corporation	980,084
		1,803,410
	ASSET MANAGEMENT - 2.3%
3,549	T Rowe Price Group, Inc.	698,088

	BANKING - 5.0%
11,000	BancorpSouth Bank	327,580
5,300	JPMorgan Chase & Company	867,557
4,000	SouthState Corporation	298,680
		1,493,817
	BEVERAGES - 2.3%
4,542	PepsiCo, Inc.	683,162

	BIOTECH & PHARMA - 5.6%
4,572	AbbVie, Inc.	493,182
17,100	Gilead Sciences, Inc.	1,194,435
		1,687,617
	ELECTRIC UTILITIES - 3.9%
35,200	OGE Energy Corporation	1,160,192

	ENTERTAINMENT CONTENT - 3.2%
24,400	ViacomCBS, Inc.	964,044

	GAS & WATER UTILITIES - 5.9%
17,500	National Fuel Gas Company	919,100
20,200	UGI Corporation	860,924
		1,780,024
	HEALTH CARE FACILITIES & SERVICES - 11.5%
5,900	AmerisourceBergen Corporation	704,755

DAY HAGAN LOGIX TACTICAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 89.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 11.5% (Continued)
5,400	Cigna Corporation	$ 1,080,864
11,100	CVS Health Corporation	941,946
1,874	UnitedHealth Group, Inc.	732,247
		3,459,812
	INSTITUTIONAL FINANCIAL SERVICES - 8.6%
27,200	Bank of New York Mellon Corporation	1,410,048
1,500	Goldman Sachs Group, Inc.	567,045
6,228	Morgan Stanley	606,047
		2,583,140
	INSURANCE - 8.8%
17,100	Aflac, Inc.	891,423
13,350	MetLife, Inc.	824,095
6,200	Travelers Companies, Inc.	942,462
		2,657,980
	RETAIL - DISCRETIONARY - 5.3%
6,600	Best Buy Company, Inc.	697,686
2,700	Home Depot, Inc.	886,302
		1,583,988
	SPECIALTY FINANCE - 2.8%
12,400	First American Financial Corporation	831,420

	TECHNOLOGY HARDWARE - 1.4%
7,889	Cisco Systems, Inc.	429,398

	TECHNOLOGY SERVICES - 3.2%
13,000	Cognizant Technology Solutions Corporation	964,730

	TELECOMMUNICATIONS - 2.7%
14,800	Verizon Communications, Inc.	799,348

	TRANSPORTATION & LOGISTICS - 6.2%
2,600	FedEx Corporation	570,154
4,000	Landstar System, Inc.	631,280

DAY HAGAN LOGIX TACTICAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 89.7% (Continued)
	TRANSPORTATION & LOGISTICS - 6.2% (Continued)
15,000	Werner Enterprises, Inc.	$ 664,050
		1,865,484

	TOTAL COMMON STOCKS (Cost $22,166,108)	26,973,034

	TOTAL INVESTMENTS - 89.7% (Cost $22,166,108)	$ 26,973,034
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.3%	3,096,463
	NET ASSETS - 100.0%	$ 30,069,497